Tax on Income (Details) - Schedule of theoretical tax on the pre-tax income and the tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Theoretical Tax on the Pre Tax Income and the Tax Expense [Abstract]
Loss before income tax	$ 25,050	$ 14,891	$ 12,706
Statutory tax rate	0.00%	0.00%	0.00%
Income tax at the statutory tax rate	$ 16
Expenses not recognized for tax purposes
Recondition of deferred tax asset with were not recognized on prior periods		(3)	(18)
Income tax benefit	$ 16	$ (3)	$ (18)